Schedule of trade receivables by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,950	$ 3,265
UNITED STATES
IfrsStatementLineItems [Line Items]
Trade receivables	37	154
Europe country [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,913	338
Asia/Pacific [member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 2,773